SUBSEQUENT EVENTS (Details) - USD ($)		5 Months Ended
	Jan. 05, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 15, 2022	Dec. 14, 2022	Dec. 31, 2021	Nov. 05, 2021	Nov. 04, 2021	Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Debt outstanding			$ 219,175,000			$ 157,489,000			$ 158,616,000
Amended Credit Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowing capacity				$ 250,000,000.0	$ 200,000,000.0		$ 200,000,000.0	$ 120,000,000.0
Annulment of Environmental Impact Authorization [Member]
Disclosure of non-adjusting events after reporting period [line items]
Extension term	12 years
Annulment of Environmental Impact Authorization [Member] | Amended Credit Facility [Member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Threshold amount of investments and financial assistance to non guaranteeing subsidiaries	$ 3,000,000
Annulment of Environmental Impact Authorization [Member] | Scenario, Receipt of Definitive Injunction [Member] | Amended Credit Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in debt instrument borrowing capacity	50,000,000
Annulment of Environmental Impact Authorization [Member] | Scenario, Debt Instrument Covenant [Member] | Amended Credit Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowing capacity	250,000,000
Cash	70,000,000
Annulment of Environmental Impact Authorization [Member] | Scenario, Debt Instrument Covenant Fail To Maintain [Member] | Amended Credit Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowing capacity	$ 200,000,000
Annulment of Environmental Impact Authorization [Member] | Gold Commodity Type [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of hedging Instrument		25.00%